Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Amount	$ 10,739	$ 2,362
Viewsil Microelectronics (Kunshan) Limited
Schedule of Equity Method Investments [Line Items]
Amount	$ 2,214	$ 2,318
Holding %	49.00%	49.00%
Iris Optronics Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Amount	$ 30	$ 44
Holding %	2.06%	2.06%
Kneron Inc.
Schedule of Equity Method Investments [Line Items]
Amount	$ 6,598	$ 0
Holding %	27.65%	0.00%
Emza Visual Sense Ltd.
Schedule of Equity Method Investments [Line Items]
Amount	$ 1,802	$ 0
Holding %	45.10%	0.00%
Ganzin Technology Corp.
Schedule of Equity Method Investments [Line Items]
Amount	$ 95	$ 0
Holding %	28.93%	0.00%